Note 12 - Goodwill and Intangible Assets, Net - Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2024 (remaining nine months)	$ 2,023
2025	2,672	$ 2,721
2026	2,672	2,672
2027	2,672	2,672
2028	1,571	2,672
Thereafter	2,115
Total	$ 13,725	$ 14,423	$ 50